Accounts payable and other liabilities (Carrying amounts of financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	¥ 35,138,680	¥ 37,395,206
RMB [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	33,354,665	36,399,243
S$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	561,064	556,881
US$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	1,075,678	436,358
JPY [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	10,088	2,469
EUR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	0	255
PKR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities	¥ 137,185	¥ 0